Note 17 - Other Assets - Details of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Deposits	$ 1,180	$ 970
Other receivables	323	249
Finance lease receivables	739	824
Prepayments	16,252	20,044
Deferred options reward program costs	2,817	0
Total Other assets (non-current)	21,311	22,087
Accounts receivable	24,625	9,146
Finance lease receivables	110	333
Prepayments	18,943	8,616
Other receivables	3,824	3,114
Total Other assets (current)	$ 47,502	$ 21,209